Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Voya Intermediate Bond Portfolio
Entity Central Index Key	0000002646
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000023849
Shareholder Report [Line Items]
Fund Name	Voya Intermediate Bond Portfolio
Class Name	Class ADV
Trading Symbol	IIBPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Intermediate Bond Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$51	1.03%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.03%
AssetsNet	$ 891,168,946
Holdings Count | Holding	2,034
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$891,168,946 # of Portfolio Holdings2,034 Portfolio Turnover Rate64%
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	6.9%
Municipal Bonds	0.2%
Exchange-Traded Funds	1.0%
Bank Loans	2.0%
U.S. Treasury Obligations	3.4%
Commercial Mortgage-Backed Securities	5.3%
Mutual Funds	8.4%
Asset-Backed Securities	11.5%
Collateralized Mortgage Obligations	17.0%
U.S. Government Agency Obligations	18.9%
Corporate Bonds/Notes	25.4%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya VACS Series EMHCD Fund	6.6%
Uniform Mortgage-Backed Securities, 2.000%, 07/01/56	2.9%
Voya VACS Series SC Fund	1.8%
United States Treasury Notes, 4.125%, 06/30/31	1.2%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.2%
Voya Ultra Short Income ETF	1.0%
Ginnie Mae, 5.500%, 07/20/56	1.0%
Uniform Mortgage-Backed Securities, 2.000%, 12/01/51	0.9%
Freddie Mac REMIC Trust - Class ZQ, 5.500%, 03/25/54	0.8%
Dryden 104 CLO Ltd. - Class A1R, 4.932%, 08/20/34	0.8%

C000028784
Shareholder Report [Line Items]
Fund Name	Voya Intermediate Bond Portfolio
Class Name	Class I
Trading Symbol	IPIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Intermediate Bond Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$26	0.53%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%
AssetsNet	$ 891,168,946
Holdings Count | Holding	2,034
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$891,168,946 # of Portfolio Holdings2,034 Portfolio Turnover Rate64%
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	6.9%
Municipal Bonds	0.2%
Exchange-Traded Funds	1.0%
Bank Loans	2.0%
U.S. Treasury Obligations	3.4%
Commercial Mortgage-Backed Securities	5.3%
Mutual Funds	8.4%
Asset-Backed Securities	11.5%
Collateralized Mortgage Obligations	17.0%
U.S. Government Agency Obligations	18.9%
Corporate Bonds/Notes	25.4%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya VACS Series EMHCD Fund	6.6%
Uniform Mortgage-Backed Securities, 2.000%, 07/01/56	2.9%
Voya VACS Series SC Fund	1.8%
United States Treasury Notes, 4.125%, 06/30/31	1.2%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.2%
Voya Ultra Short Income ETF	1.0%
Ginnie Mae, 5.500%, 07/20/56	1.0%
Uniform Mortgage-Backed Securities, 2.000%, 12/01/51	0.9%
Freddie Mac REMIC Trust - Class ZQ, 5.500%, 03/25/54	0.8%
Dryden 104 CLO Ltd. - Class A1R, 4.932%, 08/20/34	0.8%

C000028785
Shareholder Report [Line Items]
Fund Name	Voya Intermediate Bond Portfolio
Class Name	Class S
Trading Symbol	IPISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Intermediate Bond Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$39	0.78%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
AssetsNet	$ 891,168,946
Holdings Count | Holding	2,034
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$891,168,946 # of Portfolio Holdings2,034 Portfolio Turnover Rate64%
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	6.9%
Municipal Bonds	0.2%
Exchange-Traded Funds	1.0%
Bank Loans	2.0%
U.S. Treasury Obligations	3.4%
Commercial Mortgage-Backed Securities	5.3%
Mutual Funds	8.4%
Asset-Backed Securities	11.5%
Collateralized Mortgage Obligations	17.0%
U.S. Government Agency Obligations	18.9%
Corporate Bonds/Notes	25.4%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya VACS Series EMHCD Fund	6.6%
Uniform Mortgage-Backed Securities, 2.000%, 07/01/56	2.9%
Voya VACS Series SC Fund	1.8%
United States Treasury Notes, 4.125%, 06/30/31	1.2%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.2%
Voya Ultra Short Income ETF	1.0%
Ginnie Mae, 5.500%, 07/20/56	1.0%
Uniform Mortgage-Backed Securities, 2.000%, 12/01/51	0.9%
Freddie Mac REMIC Trust - Class ZQ, 5.500%, 03/25/54	0.8%
Dryden 104 CLO Ltd. - Class A1R, 4.932%, 08/20/34	0.8%

C000074893
Shareholder Report [Line Items]
Fund Name	Voya Intermediate Bond Portfolio
Class Name	Class S2
Trading Symbol	IIBTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Intermediate Bond Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$46	0.93%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.93%
AssetsNet	$ 891,168,946
Holdings Count | Holding	2,034
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$891,168,946 # of Portfolio Holdings2,034 Portfolio Turnover Rate64%
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	6.9%
Municipal Bonds	0.2%
Exchange-Traded Funds	1.0%
Bank Loans	2.0%
U.S. Treasury Obligations	3.4%
Commercial Mortgage-Backed Securities	5.3%
Mutual Funds	8.4%
Asset-Backed Securities	11.5%
Collateralized Mortgage Obligations	17.0%
U.S. Government Agency Obligations	18.9%
Corporate Bonds/Notes	25.4%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya VACS Series EMHCD Fund	6.6%
Uniform Mortgage-Backed Securities, 2.000%, 07/01/56	2.9%
Voya VACS Series SC Fund	1.8%
United States Treasury Notes, 4.125%, 06/30/31	1.2%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.2%
Voya Ultra Short Income ETF	1.0%
Ginnie Mae, 5.500%, 07/20/56	1.0%
Uniform Mortgage-Backed Securities, 2.000%, 12/01/51	0.9%
Freddie Mac REMIC Trust - Class ZQ, 5.500%, 03/25/54	0.8%
Dryden 104 CLO Ltd. - Class A1R, 4.932%, 08/20/34	0.8%